Summary of Significant Accounting Policies	12 Months Ended
Aug. 31, 2020
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.   Summary of Significant Accounting Policies

(a)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the subsidiaries of the VIEs. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is transferred to the Company.

(c)   Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenue and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to valuation allowance for deferred tax assets, uncertain tax position, the initial valuation of the assets acquired and liabilities assumed in a business combination, economic lives and impairment of long-lived assets, impairment of goodwill, the valuation of short-term and long-term investments and share-based compensation. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)   Foreign currency

The functional currency of the Company, OneSmart BVI, and OneSmart HK is the United States Dollars (“US$”). The Company’s PRC subsidiaries and the VIEs determined their functional currency to be Renminbi (the “RMB”). The Group uses the RMB as its reporting currency.

2.   Summary of Significant Accounting Policies (continued)

(d)   Foreign currency (continued)

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

(e)   Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8474 on August 31, 2020 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(g)   Restricted cash

Restricted cash primarily represents deposits held in a designated bank account as pledged security for the principle and interest payments on the Group’s long-term or short-term loans. The restricted cash related to deposits held in designated bank accounts as pledge of long-term or short-term loans are disclosed in Note 18.

(h)   Short-term investments

The Group accounts for all investments in accordance with ASC topic 320 (“ASC 320”), Investments – Debt and Equity Securities. The Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. All investments with original maturities of greater than three months not exceeding twelve months are classified as short-term investments, while those of more than twelve months are classified as long-term investments (Note 10). Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

2.    Summary of Significant Accounting Policies (continued)

(h)   Short-term investments (continued)

The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

(i)   Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated Useful Lives
Furniture	3-5 years
Electronic equipment	3 years
Vehicles	4-5 years
Buildings	20 years
Leasehold improvement	Over the shorter of the lease term or the estimated useful lives

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of income.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

2.    Summary of Significant Accounting Policies (continued)

(j)   Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. For all periods presented, there was no impairment of any of the Group’s long-lived assets.

(k)   Business combination

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the businesses acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which the cash flow projections are based, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

(l)   Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles-Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

2.    Summary of Significant Accounting Policies (continued)

(l)   Goodwill (continued)

The Group has determined it has five reporting units. Goodwill was allocated to four and five reporting units as of August 31, 2019 and 2020, respectively. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

Specifically, the quantitative impairment test is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

(m)   Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. The estimated useful lives of intangible assets from the date of purchase are as follows:

Category	Estimated Useful Lives
Student base	5 years
Customer relationship	1-9 years
Trademark	10-20 years
License	30 years
Franchise agreements	6 years
Technology and system	5 years

(n)  Long-term investments

The Group’s long-term investments consist of equity securities without readily determinable fair value, investment in debt securities accounted for at fair value and equity method investments.

2.    Summary of Significant Accounting Policies (continued)

(n)  Long-term investments (continued)

The Group adopted ASC Topic 321, Investments-Equity Securities (“ASC 321”) from September 1, 2018. Pursuant to ASC 321, for equity securities measured at fair value with changes in fair value record in earnings, the Group does not assess whether those investments are impaired.  For those equity securities that the Group selects to use the measurement alternative, the Group uses the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.

Investments in equity investees represent investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of income. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Group evaluates its equity method investment for impairment under ASC 323-10. An impairment loss on the equity method investment is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

Investment in debt securities accounted for at fair value with original maturities of greater than twelve months are classified as long-term investments. As investment in debt securities classified as available for sale in accordance with ASC 320 are reported at fair value. Any unrealized gains and losses on available-for-sale investments are included in other comprehensive income. Interest income are recognized in earnings. When a decline in value is determined to be other-than-temporary, the impairment loss on the long-term available-for-sale investments would be recognized in the consolidated statements of comprehensive income.

In 2019 and 2020, the Group evaluated its investments, taking into consideration, including, but not limited to, the duration, degree and causes of the decline in financial results, its intent and ability to hold the investment and the invested companies' financial performance and near-term prospects. Based on the evaluation, the Group recorded impairment loss of nil, RMB10,000 and RMB161,605 (US$23,601) for the years ended August 31, 2018, 2019 and 2020, respectively.

(o)   Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, short-term and long-term investments, due from third party payment platforms, due from third parties, amount due from a related party, redeemable convertible preferred shares, short-term and long-term loans, and convertible senior notes.

2.     Summary of Significant Accounting Policies (continued)

(o)   Fair value of financial instruments (continued)

The carrying amounts of these financial instruments, except for the short-term and long-term investments, redeemable convertible preferred shares (Note 22), long-term loans and convertible senior notes, approximate their fair values because of their short-term maturities. Available-for-sale investments are adjusted to fair value at each reporting date. The redeemable convertible preferred shares were initially recognized at fair value upon issuance and immediately accreted to their full redemption value as of redemption occurred at the end of the reporting periods.  If a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the redeemable convertible preferred shares as a contribution to additional paid in capital.  The discount resulting from the beneficial conversion feature is amortized from the date of issuance to the earliest conversion date. The carrying amount of the long-term loan and convertible senior notes approximate their fair value due to the fact that the related interest rates approximate the interest rates currently offered by financial institutions for similar debt instruments with comparable maturities.

(p)   Revenue recognition

On September 1, 2018, the Group adopted ASC Topic 606 Revenue from Contracts with Customers (“Topic 606”), applying the modified retrospective method to all contracts that were not completed as of September 1, 2018. Results for the year ended August 31, 2019 and 2020 are presented under Topic 606, while revenues for the years ended August 31, 2018 are not adjusted and continue to be reported under ASC Topic 605, Revenue Recognition (“Topic 605”).

Revenue is recognized when control of promised services are transferred to the Group’s customers in amounts of consideration to which the Group expects to be entitled to in exchange for those services.  The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue as the Group satisfies a performance obligation.

The Group generates revenues primarily through tuition fees from personalized and small class premium tutoring services with individual students in the PRC. In addition, the Group generates revenues from other services such as franchise, licensing, and study tours. The following table presents the Group’s revenues disaggregated by revenue sources for the years ended August 31, 2019 and 2020.

	Personalized and small
Disaggregation of net	class premium tutoring		For the year ended
revenues	services	Others	August 31, 2019
OneSmart VIP	3,064,994	102,531	3,167,525
HappyMath	514,242	—	514,242
FasTrack	180,452	11,978	192,430
Tianjin Huaying and Hu Dong	119,676	—	119,676
	3,879,364	114,509	3,993,873

2.    Summary of Significant Accounting Policies (continued)

(p)   Revenue recognition (continued)

	Personalized and
	small class
	premium tutoring		For the year ended
Disaggregation of net revenues	services	Others	August 31, 2020
OneSmart VIP	2,616,057	9,122	2,625,179
HappyMath	422,944	—	422,944
FasTrack	170,707	5,763	176,470
OneSmart Online	103,848	—	103,848
Tianjin Huaying and Hu Dong	110,440	—	110,440
	3,423,996	14,885	3,438,881

Primary sources of the Group’s revenues are as follows:

1)	Personalized premium tutoring services is referring to OneSmart VIP one-on-one and one-on-three tutoring services. Small class premium tutoring services primarily consist of HappyMath, FasTrack, and other after-school small classes tutoring. The Group launched OneSmart Online in February 2020 as a complement to its offline business providing online courses to the existing student base from OneSmart VIP, HappyMath and FasTrack English programs through an online platform. OneSmart Online also integrated the online tutoring business from Shanghai Yimi after the acquisition (Note 4). Each contract of personalized premium service and small class tutoring service is accounted for as a single performance obligation which is satisfied proportionately over the stated service period. Tuition fees are generally collected in advance and are initially recorded as prepayments from customers. Tuition revenues are recognized proportionately as the tutoring sessions are delivered.

Refunds are provided to students who decide to withdraw from contracts for remaining undelivered tutoring sessions. A refund is equal to and limited to the amount related to the undelivered classes. The Group estimates and records a refund liability for the potion of tuition fees collected in advance that it does not expect to be entitled to.

2)	Other revenues included franchise revenues derived from franchise agreements where the franchisees operating under the OneSmart or FasTrack brand are required to pay an initial one-time non-refundable franchise fee and recurring franchise fees, which mainly consist of on-going management and service fees based on a certain percentage of the franchisees’ monthly tuition received. Each franchise contract is accounted for as a single performance obligation to provide the franchisee the license to its OneSmart or FasTrack intellectual property. The one-time franchise fees are fixed consideration payable upon submission of a franchise application or renewal and are recognized on a straight-line basis over the initial or renewal term of the franchise contracts. The continuing fees represent variable consideration that are recognized on a monthly basis.

The Group’s contract assets consisted of accounts receivable for other services. The balance of contract assets amounted to RMB38,912 and nil as of August 31, 2019 and August 31, 2020, respectively. The Group’s contract liabilities mainly consisted of prepayments from customers, with a balance of RMB2,170,815 and RMB2,547,493 (US$372,038) as of August 31, 2019 and August 31, 2020, respectively. A majority of contract liabilities at the beginning of the year ended August 31, 2020 were recognized as revenues during the year ended August 31, 2020 and a majority of contract liabilities as of August 31, 2020 are expected to be realized in the following year. The difference between the opening and closing balances of the Group's contract liabilities primarily results from the timing difference between the Group's satisfaction of performance obligation and the customers’ payments.

2.    Summary of Significant Accounting Policies (continued)

(p)  Revenue recognition (continued)

Refund liabilities mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to attend tutoring. The refund liability estimation is based on historical refund ratio on a portfolio basis using the most likely amount method. As of August 31, 2019 and August 31, 2020, refund liability amounted to RMB232,445 and RMB333,045 (US$48,638), respectively, is recorded in prepayments from customers.

(q)   Cost of revenues

Cost of revenues consist primarily of salaries and other personnel expenses, rental expenses, depreciation expenses, utilities and other expenses directly attributable to the Group’s revenues.

(r)   Advertising expenditures

Advertising expenditures are expensed when incurred and are included in selling and marketing expenses, which amounted to RMB278,841, RMB383,306 and RMB378,198 (US$55,232) for the years ended August 31, 2018 , 2019 and 2020, respectively.

(s)   Government grants

The Group receives government subsidies at the discretion of the local government. Government grants are recognized when it is probable that the Group will comply with the conditions attached to them, and the grants are received. Government grants without attached conditions are recognized when received. When the grant relates to an expense item, it is recognized in the consolidated statement of income over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as a deferred government grant and released to the consolidated statement of income in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

For the years ended August 31, 2018, 2019 and 2020, government grants in the amounts of RMB64,111, RMB31,937 and RMB24,238 (US$3,540) were recognized as other income in the consolidated statements of income, respectively.

(t)   Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842) (“ASC 842”) from September 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Group have lease agreements with lease and non-lease components, which are generally accounted for separately.

2.    Summary of Significant Accounting Policies (continued)

(t)   Leases (continued)

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any lease payments made, net of lease incentives. Lease expense is recorded on a straight-line basis over the lease term. The Company's leases often include options to extend and lease terms include such extended terms when the Company is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Company is reasonably certain not to exercise those options.

Upon adoption, the Group recognized ROU assets of RMB1,632,236 and total lease liabilities (including current and non-current) RMB1,550,882 for operating leases, based on the present value of the remaining minimum rental payments under existing operating leases. The difference between the lease liabilities and ROU assets represented the prepaid rent balances of RMB81,354. The impact of adopting ASC 842 on the Group’s opening accumulated deficit, current year net income and current year cash flow was insignificant. As of August 31, 2020, the Group recognized operating lease ROU assets of RMB1,481,196 (US$216,315) and total lease liabilities RMB1,412,191 (US$206,237), including current portion of RMB483,056 (US$70,545) for operating leases.

(u)   Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of income as income tax expense.

(v)   Share-based compensation

The Group applies ASC 718 (“ASC 718”), Compensation — Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards to employees were classified as equity awards.

2.    Summary of Significant Accounting Policies (continued)

(v)   Share-based compensation (continued)

In accordance with ASC 718, the Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized if it is probable that the performance condition will be achieved.

A change in any of the terms or conditions of the awards is accounted for as a modification of the awards. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Group first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions were not expected to be satisfied, the grant date fair value of the original equity awards are ignored and the fair value of the equity awards measured at the modification date are recognized if the modified awards ultimately vest.

The Group uses the accelerated method to recognize compensation expense for all awards granted. The Group, with the assistance of an independent third-party valuation firm, determined the fair value of the awards granted to employees. The Group adopted ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, (“ASU 2016-09”) and elected to account for forfeitures as they occur.

(w)   Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of RMB256,298, RMB336,067 and RMB305,649 (US$44,637) for the years ended August 31, 2018, 2019 and 2020, respectively.

(x)   Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income/(loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income/(loss) includes net income and unrealized gain on available-for-sale investments, net of tax and is presented in the consolidated statements of comprehensive income/(loss).

2.     Summary of Significant Accounting Policies (continued)

(y)   Earnings/(Loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income/(loss) is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Group’s redeemable convertible preferred shares and convertible senior notes using the if-converted method and ordinary shares issuable upon the exercise of share options and restricted Class A ordinary shares (“Restricted Shares”) using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted earnings/(loss) per share are not reported separately for Class A or Class B ordinary shares (the “Ordinary Shares”) as each class of shares has the same rights to undistributed and distributed earnings.

(z)   Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the CEO, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. As the Group generates all of its revenue in the PRC, no geographical segments are presented.

(aa) Comparative information

Certain of the prior year comparative figures have been reclassified to conform to the current year's presentation.

(ab) Non-controlling interests

For certain subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss or income on the consolidated statements of income includes the net loss or income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s consolidated balance sheets.

2.    Summary of Significant Accounting Policies (continued)

(ac) Recent accounting pronouncements

In June 2016, the FASB issued ASU No.2016-13(“ASU 2016-13”), Financial Instruments—Credit Losses. Subsequently, the FASB issued ASU 2019-05, Financial Instruments- Credit Losses (Topic 326): Targeted Transition Relief and codification improvements to Topic 326 in ASU 2019-11, ASU 2019-04 and ASU 2018-19. The amendments update guidance on reporting credit losses for financial assets. These amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The new standard is effective for the Group beginning September 1, 2020. The Group does not expect any material impact on its consolidated financial statements as a result of adopting the new standard.

In January 2017, the FASB issued ASU No. 2017-04 (“ASU 2017-04”), Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss.  The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted. The guidance should be applied on a prospective basis. The Group is not early adopting the new standard. The new standard is effective for the Group beginning September 1, 2020. The Group does not expect the adoption will have material impact on the consolidation financial statements.

In August 2018, the FASB issued ASU No.2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. The Group is not early adopting the standard, and the new standard will become effective for the Group beginning September 1, 2020. The Group does not expect the adoption will have material impact on the consolidation financial statements.

In December 2019, the FASB issued ASU No. 2019-12 (“ASU 2019-12”), Income Taxes (Topic 740) - Simplifying the accounting for Income Taxes. This standard removes certain exceptions related to the approach for intra period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. ASU 2019-12 is effective for the Group’s for fiscal years beginning September 1, 2021 and interim periods within those fiscal years. The Group does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

2.    Summary of Significant Accounting Policies (continued)

(ac) Recent accounting pronouncements (continued)

In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815). The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarify that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph 815-10-15-141 to determine the accounting for those forward contracts and purchased options. The amendments are effective for fiscal years beginning September 1, 2021, and interim periods within those fiscal years. The Group does not expect to early adopt this guidance and is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.